Consolidated balance sheet - USD ($) $ in Millions		Dec. 31, 2018	Jan. 01, 2018		Dec. 31, 2017
Assets
Cash and balances at central banks		$ 162,843	$ 180,621	[1]	$ 180,624
Items in the course of collection from other banks		5,787	6,628	[1]	6,628
Hong Kong Government certificates of indebtedness		35,859	34,186	[1]	34,186
Trading assets		238,130	254,410	[1]	287,995
Financial assets designated at fair value		41,111	39,746	[1]	29,464
Derivatives		207,825	219,818	[1]	219,818
Loans and advances to banks		72,167	82,559	[1]	90,393
Loans and advances to customers		981,696	949,737	[1]	962,964
Reverse repurchase agreements – non-trading		242,804	201,553	[1]	201,553
Financial investments		407,433	383,499	[1]	389,076
Prepayments, accrued income and other assets		110,571	114,777	[1]	67,191
Current tax assets		684	1,006	[1]	1,006
Interests in associates and joint ventures		22,407	21,802	[1]	22,744
Goodwill and intangible assets		24,357	23,374	[1]	23,453
Deferred tax assets		4,450	4,714	[1]	4,676
Total assets		2,558,124	2,518,430	[1]	2,521,771
Liabilities
Hong Kong currency notes in circulation		35,859	34,186	[1]	34,186
Deposits by banks		56,331	64,492	[1]	69,922
Customer accounts		1,362,643	1,360,227	[1]	1,364,462
Repurchase agreements – non-trading		165,884	130,002	[1]	130,002
Items in the course of transmission to other banks		5,641	6,850	[1]	6,850
Trading liabilities		84,431	80,864	[1]	184,361
Financial liabilities designated at fair value		148,505	144,006	[1]	94,429
Derivatives		205,835	216,821	[1]	216,821
Debt securities in issue		85,342	66,536	[1]	64,546
Accruals, deferred income and other liabilities		97,380	99,926	[1]	45,907
Current tax liabilities		718	928	[1]	928
Liabilities under insurance contracts		87,330	85,598	[1]	85,667
Provisions		2,920	4,295	[1]	4,011
Deferred tax liabilities		2,619	1,614	[1]	1,982
Subordinated liabilities		22,437	25,861	[1]	19,826
Total liabilities		2,363,875	2,322,206	[1]	2,323,900
Equity
Called up share capital		10,180	10,160	[1]	10,160
Share premium account		13,609	10,177	[1]	10,177
Other equity instruments		22,367	22,250	[1]	22,250
Other reserves		1,906	6,643	[1]	7,664
Retained earnings		138,191	139,414	[1]	139,999
Total shareholders’ equity		186,253	188,644	[1]	190,250
Non-controlling interests		7,996	7,580	[1]	7,621
Total equity		194,249	196,224	[1]	197,871
Total liabilities and equity		2,558,124	2,518,430	[1]	2,521,771
HSBC Holdings
Assets
Cash and balances with HSBC undertakings		3,509	1,985	[2]	1,985
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value		23,513	16,208	[2]	11,944
Derivatives		707	2,388	[2]	2,388
Loans and advances to banks		56,144	76,627	[2]	76,627
Financial investments		0	0	[2]	4,264
Prepayments, accrued income and other assets		126	369	[2]	369
Current tax assets		594	379	[2]	379
Investments in subsidiaries	[3]	160,231	92,930	[2]	92,930
Intangible assets		357	293	[2]	293
Deferred tax assets		0	380	[2]	555
Total assets		245,181	191,559	[2]	191,734
Liabilities
Amounts owed to HSBC undertakings		949	2,571	[2]	2,571
Financial liabilities designated at fair value		25,049	25,488	[2]	30,890
Derivatives		2,159	3,082	[2]	3,082
Debt securities in issue		50,800	34,258	[2]	34,258
Accruals, deferred income and other liabilities		994	1,344	[2]	1,269
Deferred tax liabilities		162	0	[2]	0
Subordinated liabilities		17,715	20,139	[2]	15,877
Total liabilities		97,828	86,882	[2]	87,947
Equity
Called up share capital		10,180	10,160	[2]	10,160
Share premium account		13,609	10,177	[2]	10,177
Other equity instruments		22,231	22,107	[2]	22,107
Other reserves		39,899	37,381	[2]	37,440
Retained earnings		61,434	24,852	[2]	23,903
Total equity		147,353	104,677	[2]	103,787
Total liabilities and equity		$ 245,181	$ 191,559	[2]	$ 191,734

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.
[2]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.
[3]	2018 includes a $56,587m (2017:nil) capital injection to HSBC Asia Holdings Overseas Limited.